Stated capital (Details)			12 Months Ended					24 Months Ended
	Oct. 14, 2021 $ / shares shares	Oct. 13, 2021	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021 shares
Stated capital.
Beginning balance, Equity			$ 1,743,556,000	[1]	$ 1,224,191,000		$ 1,430,319,000	$ 1,224,191,000
Shares issued					349,846,000
Ending balance, Equity			1,358,648,000		1,743,556,000	[1]	1,224,191,000	1,358,648,000
Share capital			99,576,000					99,576,000
Share premium			$ 5,212,377,048					$ 5,212,377,048
Par value per share | $ / shares			$ 0.30					$ 0.30
Votes per ordinary share								1
Number of shares offered in initial public offering | shares	18,000,000
Offering price per share in initial public offering | $ / shares	$ 21
Number of rights to shares through outstanding options that were not converted to ordinary shares in initial public offering | shares									7,940,413
Number of shares authorised | shares			1,700,000,000					1,700,000,000
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500	500
MTN Group | Bottom of range
Stated capital.
Percentage of voting rights held by entity			20.00%					20.00%
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity			$ 5,223,484,000		4,530,870,000		4,530,870,000	$ 4,530,870,000
Shares issued					349,846,000
Shares issued on exercise of options			88,469,000		342,768,000
Ending balance, Equity			$ 5,311,953,000		$ 5,223,484,000		$ 4,530,870,000	$ 5,311,953,000
Class A / ordinary shares
Stated capital.
Beginning Balance, Number of shares | shares			327,820,000		130,492,567,000		130,492,567,000	130,492,567,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares					16,558,927,000
Impact of reverse share split (in shares) | shares					(146,757,391,000)
Shares issued on IPO (In shares) | shares					18,000,000
Shares issued (in shares) | shares
Shares issued on exercise of options (in shares) | shares			4,100,000		15,717,000
Ending Balance, Number of shares | shares			331,920,000		327,820,000		130,492,567,000	331,920,000
Class A / ordinary shares | Stated capital
Stated capital.
Beginning balance, Equity			$ 5,253,508,000		$ 4,233,335,000		$ 4,233,335,000	$ 4,233,335,000
Reclassification of Class A and Class B shares to ordinary shares					299,405,000
Shares issued					378,000,000
Shares issued on exercise of options			88,469,000		342,768,000
Ending balance, Equity			5,341,977,000		5,253,508,000		4,233,335,000	5,341,977,000
Class A / ordinary shares | Stated capital net of issue costs
Stated capital.
Beginning balance, Equity			5,223,484,000		4,231,856,000		4,231,856,000	4,231,856,000
Reclassification of Class A and Class B shares to ordinary shares					299,014,000
Shares issued					378,000,000
Share issue costs					(28,154,000)
Shares issued on exercise of options			88,469,000		342,768,000
Ending balance, Equity			$ 5,311,953,000		$ 5,223,484,000		$ 4,231,856,000	$ 5,311,953,000
Class B shares
Stated capital.
Beginning Balance, Number of shares | shares					16,558,927,000		16,558,927,000	16,558,927,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares					(16,558,927,000)
Shares issued (in shares) | shares
Ending Balance, Number of shares | shares							16,558,927,000
Voting rights | Vote							0
Class B shares | Stated capital
Stated capital.
Beginning balance, Equity					$ 299,405,000		$ 299,405,000	$ 299,405,000
Reclassification of Class A and Class B shares to ordinary shares					(299,405,000)
Shares issued
Ending balance, Equity							299,405,000
Class B shares | Stated capital net of issue costs
Stated capital.
Beginning balance, Equity					299,014,000		299,014,000	$ 299,014,000
Reclassification of Class A and Class B shares to ordinary shares					$ (299,014,000)
Shares issued
Ending balance, Equity							$ 299,014,000
Class C shares
Stated capital.
Voting rights | Vote							0
Class A and B shares
Stated capital.
Par value per share | $ / shares							$ 0

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).